Related Party Transactions	12 Months Ended
Dec. 31, 2021
Text block [abstract]
Related Party Transactions
35.	RELATED PARTY TRANSACTIONS
Balances and transactions within the Group had been eliminated upon consolidation. Details of transactions between the Group and other related parties were disclosed as follows:

a.	Related parties
In addition to those disclosed in Note 14, the related parties were as follows:

Name of Related Party	Relationship with the Company

ASE Cultural and Educational Foundation	Substantial related party
ASE Environmental Protection and Sustainability Foundation	Substantial related party

b.	Contribution of related party

	For the Year Ended December 31
Relationship and Name of Related Party	2019	2020	2021
	NT$	NT$	NT$	US$ (Note 4)
Substantial related party
ASE Cultural and Educational Foundation	$100,000	$—	$10,000	$360
ASE Environmental Protection and Sustainability Foundation	—	100,000	100,000	3,605

	$100,000	$100,000	$110,000	$3,965

c.
In 2019, the subsidiary, ASE, purchased real estate properties from associates, HC, with the amount of NT$2,326,000 thousand, which was primarily based on the independent professional appraisal reports and had
been fully paid in September 2019.

d.
ASE and HC entered into a joint development agreement in June 2020 under the concept of joint construction. The agreement stipulates that HC will build the plant on the leasehold land and ASE and its affiliates will have the priority to purchase the plant after the completion of the plant construction. The final transaction price will be the purchase price less an amount based on the ratio calculated by independent professional appraisers.

e.
In the third quarter of 2021, ASE purchased real estate properties from HC with an amount of NT$2,362,000 thousand (US$85,148 thousand) (tax excluded) which was primarily based on the independent professional appraisal reports and had
been fully paid.

f.
The subsidiaries, ASE and ASEE, separately entered into a joint construction and allocation of housing units agreement with HC in August 2021. The agreement stipulates that ASE and ASEE will provide land or leasehold land and fund to HC for plant construction and to allocate those housing units based on the independent professional appraisal reports. After the completion of the plant construction, ASE, ASEE and its affiliates will have the priority to purchase the plant.

g.
As disclosed in Note 31, USIE repurchased its own 2,805 thousand, 2,685 thousand and 2,271 thousand ordinary shares from the Group’s key management personnel with approximately NT$1,247,187 thousand, NT$1,520,976 thousand and NT$1,081,214 thousand (US$38,977 thousand) in July 2019, September 2020 and December 2021, respectively.

h.	Compensation to key management personnel

	For the Year Ended December 31
	2019	2020	2021
	NT$	NT$	NT$	US$ (Note 4)

Short-term employee benefits	$1,027,191	$1,264,980	$1,744,903	$62,902
Post-employment benefits	2,208	2,007	3,505	126
Share-based payments	134,544	153,774	163,697	5,901

	$1,163,943	$1,420,761	$1,912,105	$68,929

The compensation to the Group’s key management personnel was determined according to personal performance and market trends.